Schedule of share options outstanding (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Share Capital
Number of shares options outstanding, beginning balance | shares	699,442	794,443
Weighted average exercise price, beginning balance | $ / shares	$ 0.72	$ 0.72
Number of shares options outstanding, expired | shares		(95,001)
Weighted average exercise price, expired | $ / shares		$ 0.70
Number of shares options outstanding, surrender | shares	(699,442)
Weighted average exercise price, surrender | $ / shares	$ 0.72
Number of shares options outstanding, ending balance | shares		699,442
Weighted average exercise price, ending balance | $ / shares		$ 0.72
Number of shares options exercisable ending balance | shares		699,442
Weighted average exercise price, exercisable ending balance | $ / shares		$ 0.72